Goodwill, Intangible Assets and Acquisitions	12 Months Ended
Dec. 31, 2021
Goodwill, Intangible Assets and Acquisitions
Goodwill, Intangible Assets and Acquisitions

6.Goodwill, Intangible Assets and Acquisitions

On October 31, 2020, the Group entered into a series of share purchase agreements with then existing shareholders of Shanghai Jiamian Information Technology Co., Ltd. or JM Tech, which provides online interactive entertainment services, to acquire the majority of JM Tech’s equity interest, with a total consideration of US$218.6 million. The Group also entered into a contingent payment arrangement and a contingent allocation arrangement over the JM Tech’s earnings with the founder and CEO of the company, both of which are subject to a service period through December 31, 2022 and certain performance conditions. The Group accounted for these arrangements as compensation expenses over the required service period when it is probable that the performance conditions will be met. The transaction was reflected in the Group’s consolidated financial statements from November 1, 2020. An independent valuation firm was engaged by the Group to help the management determine the fair value of assets and liabilities obtained from the transaction. The identifiable intangible assets acquired on acquisition date included launched games and games in development stage of  US$124.2 million with estimated lives ranging from four to ten years. The intangible assets were measured at fair value upon acquisition primarily using valuation techniques under the income approach. Key assumptions and estimates used in determining the fair value of these intangible assets include cash flow forecasts, the revenue growth rates and the discount rate.

The consideration of the acquisition of JM Tech was allocated based on the fair value of the assets acquired and the liabilities assumed as follows:

As of October 31, 2020
(In US$ thousands)
Consideration	218,590
Redeemable non-controlling interest (Note 17)	55,192
Non-controlling interest	16,133
Total	289,915

Short-term investments acquired	155,205
Other assets acquired	26,087
Identifiable intangible assets acquired	124,196
Goodwill	30,075
Liabilities assumed	(45,648)
Total	289,915

JM Tech contributed US$11.5 million of revenues and US$7.2 million of net income to the Group in 2020. Since it did not have a material impact on the Group’s consolidated financial statements, pro forma disclosures have not been presented.

In the second quarter of 2021, the Group acquired another 51.2% equity interest of an investee operating a leading mobile photo and video application in China, Wuta application, in which the Group previously held 34.8% equity interest, with a cash consideration of US$39.5 million. The Group obtained the control and held 86% equity interest in the investee upon completion of the transaction on May 1, 2021. An independent valuation firm was engaged by the Group to help the management determine the fair value of assets and liabilities obtained from the transaction. The identifiable intangible assets acquired on the acquisition date included user base, domain names and operating system of US$16.5 million with estimated lives ranging from three to ten years. The intangible assets were measured at fair value upon acquisition primarily using royalty savings method, multi-periods excess earning model and cost approach. Key assumptions and estimates used in determining the fair value of these intangible assets include cash flow forecasts, the revenue growth rates, the discount rate, the customer attrition rate and replacements costs.

6. Goodwill, Intangible Assets and Acquisitions (Continued)

The consideration of the acquisition of the company operating Wuta application was allocated based on the fair value of the assets acquired and the liabilities assumed as follows:

As of May 1, 2021
(In US$ thousands)
Consideration	39,540
Fair value of previously held equity interest	26,875
Non-controlling interest	10,811
Total	77,226

Cash and short-term investments acquired	5,786
Other assets acquired	6,801
Identifiable intangible assets acquired	16,495
Goodwill	51,034
Liabilities assumed	(2,890)
Total	77,226

In August 2021, the Group acquired an E-sports team and the related assets. An independent valuation firm was engaged by the Group to help the management determine the fair value of assets and liabilities obtained from the transaction. The identifiable intangible assets acquired on acquisition date included game related assets of US$19.3 million with estimated lives of ten years. The intangible assets were measured at fair value upon acquisition primarily using royalty savings method and multi-periods excess earning method. Key assumptions and estimates used in determining the fair value of these intangible assets include discount rate, terminal growth rate and royalty rate.

The consideration of the acquisition of the E-sports team and the related assets was allocated based on the fair value of the assets acquired and the liabilities assumed as follows:

As of August 1, 2021
(In US$ thousands)
Consideration	30,953

Identifiable intangible assets acquired	19,274
Goodwill	14,745
Liabilities assumed	(3,066)
Total	30,953

The two acquisitions completed in 2021 mentioned above individually contributed immaterial amounts to revenues and net income for 2021. Since they did not have a material impact on the Group’s consolidated financial statements, pro forma disclosures have not been presented. Apart from what have been disclosed above, there was no other acquisitions during the years ended December 31, 2019, 2020 and 2021, respectively.

6. Goodwill, Intangible Assets and Acquisitions (Continued)

The following sets forth the changes in the Group’s goodwill by segment:

	Advertising &	Value-added
	Marketing	services	Total

	(In US$ thousands)
Balance as of December 31, 2018	29,346	—	29,346
Currency translation adjustment	(357)	—	(357)
Balance as of December 31, 2019	28,989	—	28,989
Acquisition of JM Tech	—	30,075	30,075
Currency translation adjustment	1,910	738	2,648
Balance as of December 31, 2020	30,899	30,813	61,712
Acquisition of the company operating Wuta application	51,034	—	51,034
Acquisition of an E-sports team	—	14,745	14,745
Currency translation adjustment	1,813	1,101	2,914
Balance as of December 31, 2021	83,746	46,659	130,405

The Group performs at least annually a qualitative analysis on the goodwill arising from acquisitions taking into consideration the events and circumstances listed in ASC350 Intangibles — Goodwill and Other, including consideration of macroeconomic factors, industry and market conditions, share price of the Group, and overall financial performance, in addition to other entity-specific factors. For the years ended December 31, 2019, 2020 and 2021, no impairment indicator was noted by performing qualitative analysis, therefore, no provision was recorded.

The following table summarizes the Group’s intangible assets arising from acquisitions:

	As of December 31, 2020			As of December 31, 2021
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

	(In US$ thousands)			(In US$ thousands)
Game related	127,238	(2,199)	125,039	150,371	(16,649)	133,722
Technology	9,544	(4,417)	5,127	10,172	(5,494)	4,678
Trademark and Domain name	12,788	(1,542)	11,246	20,078	(4,458)	15,620
Supplier-relationship	10,253	(4,689)	5,564	10,538	(6,961)	3,577
Others	2,449	(2,449)	—	13,924	(4,591)	9,333
Total	162,272	(15,296)	146,976	205,083	(38,153)	166,930

The amortization expense for the years ended December 31, 2019, 2020 and 2021 was US$3.4 million, US$5.7 million and US$22.2 million, respectively. As of December 31, 2021, estimated amortization expenses for future periods are expected as follows:

Year Ended December 31,	(In US$ thousands)
2022	24,662
2023	23,150
2024	21,456
2025	17,620
2026 and thereafter	80,042
Total expected amortization expense	166,930